OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Other Liabilities [Abstract]
Other Liabilities [Table Text Block]

	December 31,
	2021	2020
Severance pay liability	$1,631	$1,556
Deferred revenue	1,030	263
Deferred VAT (1)	14,703	10,319
Deferred wage tax and social security (1)	22,534	13,100
Other (2)	969	446
Total other liabilities	$40,867	$25,684